Intangible assets and goodwill - Schedule of Intangible Assets (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	89,942	87,109
Intangible assets, Accumulated amortization	35,526	30,328
Intangible assets, Net book value	54,416	56,781
Power sales contracts
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	61,430	60,435
Intangible assets, Accumulated amortization	28,987	24,881
Intangible assets, Net book value	32,443	35,554
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Cost	28,512	26,674
Intangible assets, Accumulated amortization	6,539	5,447
Intangible assets, Net book value	21,973	21,227